Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity
Equity

Note 15 Equity

Permanent Equity

Preferred Stock

The Company has 10,000,000 shares of Preferred Stock authorized with a par value of $0.0001. No shares of Series A Preferred Stock were issued and outstanding as of June 30,2022 and December 31,2021.

The Company has evaluated each series of the Preferred Stock for proper classification under ASC 480 and ASC 815. ASC 480 generally requires liability classification for financial instruments that are certain to be redeemed, as they represent obligations to purchase shares of stock or represent obligations to issue a variable number of common shares. Both Preferred Series B and Preferred Series C are classified as liabilities within mezzanine equity on the consolidated balance sheets as of June 30, 2022.

Series D: On June 30, 2022, the Company entered into an exchange agreement with funds affiliated with Arena Investors LP (“Arena Investors”) pursuant to which the Company issued 1,177,023 shares of Series D Convertible Preferred Stock.  The Series D Preferred Stock was issued in exchange for the Arena Investors’ $3,000,000 principal amount of convertible notes issued on May 8, 2020, $3,888,889 principal amount convertible notes issued on November 3, 2020 and $5,610,000 principal amount convertible notes issued on May 19, 2021. The total principal was $12,498,889.  The remaining unamortized discount as of June 30, 2022 of $ 4,293,385 was fully amortized during the three and six months ended June 30, 2022 and included in the “Amortization of debt discount” on the Consolidated Statement of Operations.

The Series D Preferred has the following designations as of June 30, 2022:

•	Convertible at the option of the holder into Common Stock at $0.4248 per share
•	The Series D liquidation preference is equal to $10.6191 per share
•	The holders will receive a quarterly dividend at a fixed annual rate of 2.25% of the liquidation preference, or $0.23893 per share
•	No voting rights

In addition to the exchange of convertible notes, the related 11.8 million outstanding warrants to purchase Common Stock were amended to allow the holder to exercise for a to-be-issued class of our preferred stock, which shall be convertible into the same number of shares of Common Stock as would have been issued upon exercise of such warrants under the original terms. This amendment caused the instruments to be treated as a derivative liability beginning on June 30, 2022. The transition to derivative accounting created a derivative liability of $40.4 million and a related deemed dividend of $32.8 million. Future changes in the fair value of the derivative liability will be marked to market through Statement of Operations in the respective period.

Common Stock

On April 20, 2022, the Company entered into a securities purchase agreement with an affiliate of Island Capital Group, LLC pursuant to which the Company issued 1,428,575 shares of Charge’s Common Stock and three-year warrants to purchase up to 2,000,000 shares of Charge’s Common Stock at $8.50 per share for an aggregate purchase price of $10,000,025.  The purchase price was allocated between Common Stock and warrants and is reported within Common Stock and Additional Paid-in Capital.

Mezzanine Equity

Preferred Stock

Series B: On May 21, 2021, the Company issued 2,395,105 shares as part of the acquisition of ANS at an aggregate purchase price of $ 6,850,000. On June 20, 2022, 2,155,592 shares were converted to 2,155,592 of Common Stock.  As of June 30, 2022 and December 31, 2021, there were 239,510 and 2,395,105 shares of Series B Preferred issued and outstanding, respectively.

The Series B Preferred has the following designations as of June 30, 2022 and December 31, 2021:

•	Convertible at option of holder
•	The holders are entitled to receive cumulative dividends at 4% per annum, payable quarterly on January 1, April 1, July 1 and October 1
•	1 preferred share is convertible to 1 common share
•	The Series B holders are entitled to receive liquidation in preference to the common holders or any other class or series of preferred stock
•	The Series B holders are entitled to vote together with the common holders as a single class
•	Mandatorily redeemable 180 days following the mandatory redemption date

The 239,510 shares of Series B Preferred Stock, with a value of $685,000, are mandatorily redeemable, and therefore are required to be classified as a liability in the mezzanine section on the Consolidated balance sheet as of June 30, 2022.

Series C: On December 17, 2021, the Company entered into a securities purchase agreement with funds affiliated with Arena Investors LP pursuant to which the Company issued 2,370,370 shares of Series C Preferred Stock in an aggregate face value of $7,407,406 for an aggregate purchase price of $6,666,800. In connection with the issuance of the Series C Preferred Stock, the Company also issued warrants to purchase 2,370,370 shares of the Company’s common stock. The Company has valued and recorded the beneficial conversion feature of the Series C Preferred Stock and the warrants resulting in a deemed dividend at the time of issuance.

On February 25, 2022, the Company entered into a securities purchase agreement with an affiliate of Island Capital Group LLC (the “February 2022 Investors”) pursuant to which it issued 3,856,000 Series C Preferred Stock in an aggregate face value of $12,050,000 for an aggregate purchase price of $10,845,000. The Company has valued and recorded the beneficial conversion feature of the Series C Preferred Stock resulting in a deemed dividend at the time of issuance. As of June 30, 2022 and December 31, 2021, there were 6,226,370 and 2,370,370 shares of Series C Preferred Stock issued and outstanding.

The Series C Preferred has the following designations as of June 30, 2022 and December 31, 2021:

•	Convertible at option of holder at a conversion price of $3.125 per share
•	The holders are entitled to receive dividends
•	In the event of reorganization this class of Preferred will not be affected by any such capital reorganization
•	The Series C liquidation preference is equal to the stated value, plus any accrued and unpaid dividends
•	Change of control provision whereby the Series C Preferred shareholders would receive their stated value before all other shareholders
•	No voting rights
•	Redemption features:

○	If the closing price exceeds 200% of the effective conversion price, the Company may force the conversion of preferred stock with 10 days written notice;
○	At any time after the original issue date, the Company has the option to redeem some or all the outstanding preferred stock for cash with 10 days written notice; and
○

On the third anniversary of the issue date, the holder may request redemption, at the Company’s option of cash or common stock, at the conversion price equal to the four-year redemption amount (a) 100% of the aggregate stated value then outstanding, (b) accrued but unpaid dividends (c) additional cash consideration in order for the Purchasers to achieve a 20% internal rate of return and (d) all liquidated damages and other amounts due in respect of the Preferred Stock.

The 6,226,370 shares of Series C Preferred Stock provides that the Company shall redeem the preferred stock for cash or common stock at the Company’s option and therefore not considered mandatorily redeemable.  However, due to the change in control provision, the Series C Preferred Stock have liquidation preference and are deemed a liability and presented within Mezzanine Equity on the Consolidated balance sheet as of June 30, 2022.

Note 14 Equity

Preferred Stock

The Company has 10,000,000 Shares of Preferred Stock authorized with a par value of $0.001. The Company has allocated 1,000,000 Shares for Series A Preferred, 2,395,105 Shares for Series B Preferred, 2,370,370 Shares for Series C Preferred, and 4,234,525 are unallocated as of December 31, 2021.

Series A — On December 7, 2020, 1,000,000 shares of Series F Preferred stock were converted into 1,000,000 shares of Series A Preferred Stock. On October 27, 2021, the holders converted 1,000,000 shares of Series A Preferred Stock into 30,754,896 shares of common stock. As of December 31, 2021 and December 31, 2020, there were 0 and 1,000,000 shares of Series A Preferred Stock outstanding. The Series A Preferred has the following designations:

•	Convertible at option of holder.

•	The holders are entitled to receive dividends.

•	1 Preferred share is convertible to 100 common shares.

•	In the event of reorganization this Class of Preferred will not be affected by any such capital reorganization.

•	Voting: The holder of this Series of Preferred shall be entitled to elect the majority of the members of the Board of Directors.

Series B — On May 21, 2021, the Company issued 2,395,105 shares as part of the acquisition of ANS at an aggregate purchase price of $6,850,000. In 2017, 200,000 shares of Series B Preferred Stock were issued to the Company’s CEO in exchange for a conversion of $200,000 of related party advances. On May 8, 2020, the 200,000 shares were cancelled. As of December 31, 2021 and December 31, 2020, there were 2,395,105 and 0 shares issued and outstanding.

The Series B Preferred has the following designations following the reorganization in October 2020 from a Nevada corporation to a Delaware corporation.

•	Convertible at option of holder.

•	The holders are entitled to receive cumulative dividends at 4% per annum, payable quarterly on January 1, April 1, July 1 and October 1.

•	1 preferred share is convertible to 1 common share.

•	The Series B holders are entitled to receive liquidation in preference to the common holders or any other class or series of preferred stock.

•	Voting: The Series B holders are entitled to vote together with the common holders as a single class.

•	Mandatorily redeemable 180 days following the mandatory redemption date.

The Series B Preferred had the following designations prior to the reorganization in October 2020 from a Nevada corporation to a Delaware corporation:

•	Series B — Convertible at option of holder.

•	The holders are entitled to receive dividends.

•	100,000 preferred shares are convertible to 9.9% common shares.

•	The Series B holders are entitled to receive liquidation in preference to the common holders or any other class or series of preferred stock.

•	Voting: The Series B holders are entitled to vote together with the common holders as a single class.

Series C — On December 17, 2021, the Company issued 2,370,370 shares of Series C Preferred to funds affiliated with Arena Investors LP as part of the securities purchase agreement at an aggregate purchase price of $6,666,800.  In connection with the issuance of the Series C Preferred shares, the Company also issued warrants to purchase 2,370,370 shares of the Company’s common stock.  A Registration Rights Agreement was executed in connection with the issuance of the Series C Preferred. If we fail to have the registration statement filed within 6 months of the closing date or if we fail to maintain the effectiveness of the registration statement until all of such shares of common stock have been sold or are otherwise able to be sold pursuant to Rule 144 under the Securities Act of 1933, as amended, without any volume or manner of sale restrictions, then the Company will be obligated to pay to the investors liquidated damages equal to then, in addition to any other rights the holders may have hereunder or under applicable law, upon the occurrence of any such event and on each monthly anniversary of thereafter until the event is cured, the Company shall pay to the investors an amount in cash equal to their pro rata portion of $75,000 per month until such events are satisfied.  The Company has valued the beneficial conversion feature of the Series C Preferred shares at $3,550,747 and the warrants at $3,116,054. The recording the par value and related additional paid in capital resulted in a deemed dividend of $7,407,407 at the time of issuance. As of December 31, 2021 and December 31, 2020 there were 2,370,370 and 0 shares issued and outstanding.

The Series C Preferred had the following designations as of December 31, 2021:

•	Convertible at option of holder at a conversion price of $3.125 per share.

•	The holders are entitled to receive dividends.

•	In the event of reorganization this Class of Preferred will not be affected by any such capital reorganization.

•	The Series C liquidation preference is equal to the stated value, plus any accrued and unpaid dividends.

•	Voting: No voting rights.

•	Redemption features:

•	If the closing price exceeds 100% of the effective conversion price, the Company may force the conversion of preferred stock with 10 days written notice;

•	At any time after the original issue date, the Company has the option to redeem some or all the outstanding preferred stock for cash with 10 days written notice; and

•

On the third anniversary of the issue date, the holder may request redemption, at the Company’s option of cash or common stock, at the conversion price equal to the four-year redemption amount (a) 100% of the aggregate Stated Value then outstanding, (b) accrued but unpaid dividends (c) additional cash consideration in order for the Purchasers to achieve a 20% internal rate of return and (d) all liquidated damages and other amounts due in respect of the Preferred Stock.

The Series C Preferred had the following designations prior to the issuance of 2,370,370 shares on December 17, 2021:

1.	Convertible at option of holder.

2.	The holders are entitled to receive dividends.

3.	1 Preferred share is convertible to 10 common shares.

4.	In the event of reorganization this Class of Preferred will not be affected by any such capital reorganization.

5.	Voting: The holder of this Series of Preferred shall be entitled to vote 1 Preferred Shares for 5,000 votes.

Series D — On May 8, 2020, in connection with the Share Exchange (See Note 6), the Company issued 1,000,000 shares of Series D Preferred Stock. On December 7, 2020, the 1,000,000 shares of Series D Preferred Stock were converted into 63,711,968 shares of common stock. As of December 31, 2021 and December 31, 2020 there were 0 shares issued and outstanding. The Series D Preferred has the following designations:

•	Convertible into common upon the Company completing a 500 to 1 reverse stock split upon which the amount converted will equal 80% of the issued and outstanding common per the reverse split.

•	In the event of reorganization this Class of Preferred will not be affected by any such capital reorganization.

•	Voting: The holder of this Series of Preferred shall be entitled to vote and shall in aggregate represent 80% of the votes.

Series E — On December 31, 2019, the holder of the Series of Preferred converted $38,100 face value plus $3,725 in accrued interest into 418,251 shares of Series E preferred stock. On January 15, 2020, the Company sold 125,000 shares of Series E Preferred for $12,500. On December 7, 2020, the 543,251 shares of Series E Preferred Stock were converted into 1,086,502 shares of common stock. As of December 31, 2021 and December 31, 2020 there were 0 shares issued and outstanding. The Series E Preferred has the following designations:

•	Convertible at option of holder any time after March 30, 2020; 1 preferred share is convertible into 1,000 common shares

•	Automatically convertible into common upon the Company completing a 500 to 1 reverse stock split.

•	In the event of reorganization this Class of Preferred will not be affected by any such capital reorganization.

•	Voting: The holder of this Series of Preferred shall not be entitled to vote.

Series F —. On May 8, 2020, in connection with the Share Exchange (See Note 6), the Company issued 1,000,000 shares of Series F Preferred Stock. On December 7, 2020, 1,000,000 shares of Series F Preferred stock were converted into 1,000,000 shares of Series A Preferred Stock.

As of December 31, 2021 and December 31, 2020 there were 0 shares issued and outstanding.

The Series F Preferred has the following designations:

•	Convertible into 80% of the Company’s issued and outstanding shares of common stock upon consummation of a reverse stock split and votes on an as converted basis.

•	In the event of reorganization this Class of Preferred will not be affected by any such capital reorganization.

•	Voting: The holder of this Series of Preferred are entitled to whole number of votes equal to the number of shares of common stock.

On December 7, 2020, 1,000,000 shares of Series F Preferred stock were converted into 1,000,000 shares of Series A Preferred Stock.

Series G —In connection with the May 8, 2020 financing, the Company issued 7.5 of Series G Preferred Stock. On December 7, 2020, the 7.5 shares of Series G Preferred Stock were converted into 6,199,135 shares of common stock. As of December 31, 2021 and December 31, 2020 there were 0 shares issued and outstanding.

The Series G Preferred has the following designations:

•	Convertible into 1% of the Company’s issued and outstanding shares of common stock at any time at the option of the holder and votes on an as converted basis.

•	The shares will automatically convert to common shares once the 500 to 1 reverse split is effective.

•	In the event of reorganization this Class of Preferred will not be affected by any such capital reorganization.

•	Voting: The holder of this Series of Preferred shall not be entitled to vote.

Accounting Conclusions

The Company has evaluated each series of the Preferred Stock for proper classification under ASC 480 and ASC 815. ASC 480 generally requires liability classification for financial instruments that are certain to be redeemed, represent obligations to purchase shares of stock or represent obligations to issue a variable number of common shares.

Series B Preferred Stock

The 2,395,105 shares of Series B Preferred Stock issued on May 21, 2021 are mandatorily redeemable, and therefore are required to be classified as a liability in the mezzanine section of the balance sheet. They are valued at $6,850,000. The Company concluded that all other series of Preferred Stock were not to be classified as a liability because none of the three conditions for liability classification was present.

Series C Preferred Stock

The 2,370,370 shares of Series C Preferred Stock provides that the Company shall redeem the preferred stock for cash or common stock at a certain date. This provision does not raise the Preferred Stock to the definition of mandatorily redeemable because the Company has the option to redeem the Preferred Stock in Common Stock in lieu of cash.

Because the Series C convertible preferred shares are perpetual (have no stated maturity date) and are convertible at any time, the discount created in the convertible preferred stock is fully amortized at issuance. As such we recorded a deemed dividend in the amount of $7,407,407.

ASC 815 generally requires an analysis embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. However, in order to perform this analysis, the Company was first required to evaluate the economic risks and characteristics of each series of the Preferred Stock in its entirety as being either akin to equity or akin to debt. The Company’s evaluation concluded that each series of Preferred Stock was more akin to an equity-like contract largely due to the fact the financial instrument is not mandatorily redeemable for cash and the holders are not entitled to any dividends. Other features of the Preferred Stock that operate like equity, such as the conversion option and voting feature, afforded more evidence, in the Company’s view, that the instrument is more akin to equity. As a result, the embedded conversion features are clearly and closely related to their equity host instruments. Therefore, the embedded conversion features do not require bifurcation and classification as derivative liabilities.

Private Placement

On December 8, 2020, the Company entered into a Private Placement Agreement for the purchase of up to an aggregate $2,500,000 at $0.25 per share. In connection with the Private Placement, the Company sold 8,700,000 shares for an aggregate $2,175,000. The shares were issued on January 15, 2021.

Placement Agent Warrants

In connection with the December 8, 2020 Private Placement Agreement, placement agents were given warrants to purchase 10,000,000 shares of the Company’s common stock for a seven year period at an exercise price of $2 per share. These warrants were valued at $15,500,000 and met equity classification. $2,100,000 of the $15,500,000 was recorded in equity as stock issue costs and the remaining $13,400,000 was recorded in other expenses on the statement of operations.

Stock options

The Company selected the Black-Scholes-Merton (“BSM”) valuation technique to calculate the grant date fair values for the stock options because it believes that this technique is reflective of all the inputs that market participants would likely consider in transactions involving warrants. The inputs include the strike price, underlying price, term to expiration, volatility, and risk-free interest rate.

Stock option activity for the years ended December 31, is summarized as follows:

		Weighted
		Average
	Shares	Exercise Price
Options Outstanding January 1, 2020	-	-
Options granted	20,500,000	0.51
Options exercised	-	-
Options cancelled	-	-
Options outstanding at December 31, 2020	20,500,000	0.51
Options exercisable at December 31, 2020	2,500,000	0.49

Options Outstanding January 1, 2021	20,500,000	$0.51
Options granted	25,890,000	2.82
Options exercised	-	-
Options cancelled	(1,470,000)	(2.59)
Options outstanding at December 31, 2021	44,920,000	1.78
Options exercisable at December 31, 2021	12,807,500	$0.94

At December 31, 2021, the weighted average remaining life of the stock options is 5.35 years. At December 31, 2021, there was $48,175,745 in unrecognized costs related to the stock options granted.

Warrants

The following table represents warrant activity for years ended December 31, 2021 and 2020:

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining
	Warrants	Price	Contractual Life
Warrants Outstanding - January 1, 2020	-	-	-
Issued	19,844,402	$1.26	3.5 years
Exercised	-	-	-
Expired	-	-	-
Warrants Outstanding – December 31, 2020	19,844,402	$1.26	3.5 years
Outstanding Exercisable – December 31, 2020	19,844,402	$1.26	3.5 years
Issued	4,240,370	4.00	2.1 years
Exercised	-	-	-
Expired	-	-	-
Warrants Outstanding - December 31, 2021	24,084,772	$1.74	3.0 years
Outstanding Exercisable - December 31, 2021	24,084,772	$1.74	3.0 years